Certain Balance Sheet Items (Details Textual) (USD $)	3 Months Ended		12 Months Ended				142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
Write-down of inventories					$ 17,986	$ 0	$ 74,399
Depreciation and amortization	$ 332,947	$ 224,671	$ 1,179,160	$ 631,181	$ 362,246	$ 442,505	$ 3,141,160